Intangible Assets and Cloud Computing Arrangements	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND CLOUD COMPUTING ARRANGEMENTS

Note 4 INTANGIBLE ASSETS AND CLOUD COMPUTING ARRANGEMENTS

The components of intangible assets as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
Insurance license	$63	$63
Longevity report	348	75
Underwriting API	978	53
Intangible assets	$1,389	$191

The acquisition of MICOA was accounted for as an asset acquisition and an indefinite-lived insurance license intangible asset was recognized for $63. As this intangible asset has been deemed to have an indefinite life, the asset is not subject to amortization, but is assessed for impairment annually, unless conditions arise that necessitate more frequent evaluation.

During the year ended December 31, 2021, the Company began developing internal use software related to the development of a longevity report and underwriting application programming interface (“API”). The Company has capitalized costs incurred during the application development stage and has determined that once completed, these intangible assets will have a finite life. Application development on these projects is ongoing as of June 30, 2022. Amortization will be recorded on a straight-line basis when the assets are ready for their intended use.

The components of cloud computing arrangements as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
Digital insurance platform	$2,631	$1,980
Health study tool	1,435	765
Cloud computing arrangements	$4,066	$2,745

The Company entered into a cloud computing arrangement to develop a digital insurance platform and health study tool. Costs related to the application development phase are included in cloud computing arrangements. As of June 30, 2022, the application development phase remains ongoing for the digital insurance platform and health study tool. Amortization will be recorded on a straight-line basis over the expected term of the contract when the assets are ready for their intended use.

The Company’s internal use software and cloud computing arrangements, including the longevity report, underwriting API, digital insurance platform and health study tool, include amounts capitalized for interest and equity-based compensation.

Note 4 INTANGIBLE ASSETS AND CLOUD COMPUTING ARRANGEMENTS

The components of intangible assets as of September 30, 2022 and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021
Insurance license	$63	$63
Longevity pipeline	512	75
Underwriting API	839	53
Longevity API	657	-
Intangible assets	$2,071	$191

The acquisition of MICOA was accounted for as an asset acquisition and an indefinite-lived insurance license intangible asset was recognized for $63. As this intangible asset has been deemed to have an indefinite life, the asset is not subject to amortization, but is assessed for impairment annually, unless conditions arise that necessitate more frequent evaluation.

During the year ended December 31, 2021, the Company began developing internal use software related to the development of a longevity methylation pipeline for epigenetic data and underwriting application programming interface (“API”). During the nine months ended September 30, 2022, the Company began developing a longevity API to show the results derived from the longevity pipeline. The Company has capitalized costs incurred during the application development stage and has determined that once completed, these intangible assets will have a finite life. Application development on these projects is ongoing as of September 30, 2022. Amortization will be recorded on a straight-line basis when the assets are ready for their intended use.

The components of cloud computing arrangements as of September 30, 2022 and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021
Digital insurance platform	$2,966	$1,980
Health study tool	1,743	765
Cloud computing arrangements	$4,709	$2,745

The Company entered into a cloud computing arrangement to develop a digital insurance platform and health study tool. Costs related to the application development phase are included in cloud computing arrangements. As of September 30, 2022, the application development phase remains ongoing for the digital insurance platform and health study tool. Amortization will be recorded on a straight-line basis over the expected term of the contract when the assets are ready for their intended use.

The Company’s internal use software and cloud computing arrangements, including the longevity pipeline, underwriting API, longevity API, digital insurance platform and health study tool, include amounts capitalized for interest and equity-based compensation.

Note 5 INTANGIBLE ASSETS AND OTHER ASSETS

	2021	2020
Insurance license	$63	$—
Longevity report	75	—
Underwriting API	53	—
Intangible assets	$191	$—

The acquisition of MICOA was accounted for as an asset acquisition and an indefinite-lived insurance license intangible asset was recognized for $63. As this intangible asset has been deemed to have an indefinite life, the asset is not subject to amortization, but is assessed for impairment annually, unless conditions arise that necessitate more frequent evaluation. See Note 13 for additional information.

During the year ended December 31, 2021, the Company began developing internal use software related to the development of a longevity report and underwriting application programming interface (“API”). The Company has capitalized costs incurred during the application development stage. Once completed, the Company has determined that these intangible assets will have a finite life. Application development on these projects is ongoing as of December 31, 2021. Amortization will be recorded on a straight-line basis when application development is complete.

	2021	2020
Digital insurance platform	$1,980	$244
Health study tool	765	—
Other assets	$2,745	$244

The Company entered into a cloud computing arrangement to develop a digital insurance platform and health study tool. Costs related to the application development phase are included in other assets. As of December 31, 2021, the application development phase remains ongoing for the digital insurance platform and health study tool and amortization will be recorded on a straight-line basis over the expected term of the contract when application development is complete.

The Company’s internal use software and cloud computing arrangements, including the longevity report, underwriting API, digital insurance platform and health study tool, include amounts capitalized for interest and equity-based compensation of $119 and $17, respectively for the year ended December 31, 2021.